Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 43,968	£ 45,366
Lease liabilities	475	579
Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	550	674
Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	60,053	60,898
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,041	7,562
Lease liabilities	137	154
Within One Year | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	156	178
Within One Year | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,901	8,926
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,049	2,947
Lease liabilities	98	120
Between One and Two Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	114	138
Between One and Two Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,355	4,181
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,587	6,992
Lease liabilities	71	92
Between Two and Three Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	80	100
Between Two and Three Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,829	8,215
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,854	2,505
Lease liabilities	47	64
Between Three and Four Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	55	72
Between Three and Four Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,095	3,529
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,108	3,173
Lease liabilities	35	43
Between Four and Five Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	41	51
Between Four and Five Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,025	3,871
Beyond 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	25,329	22,187
Lease liabilities	87	106
Beyond 5 Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Lease liabilities	104	135
Beyond 5 Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 35,848	£ 32,176